Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 19 — Subsequent Events

In February 2024, the Company entered into an amendment to the consulting agreement with a board member to provide advisory services to EveryLife. The agreement changed to vest 60,000 RSUs instead of 120,000 RSUs, as well as decreasing the monthly flat fee from $30,000 to $15,000.

In August 2023, the Company signed a one-year strategic consulting agreement with a consulting company that is controlled by a board member. The consulting company was engaged by the Company to provide strategic advice and assistance to the Company in connection with capital markets strategy, acquisition strategy, investor relations strategy, and other strategic matters for a fixed fee of $80,000 per month plus expenses. Effective January 1, 2024, the fixed fee will decrease from $80,000 to $60,000 monthly.

On March 13, 2024, the Company entered into a note purchase agreement for a 9.75% convertible note agreement for $10,000,000 invested by a board member and his affiliates. Terms for the note were priced based on notes exchanged as part of the Credova transaction. The funds are currently held in escrow and the investment is subject to stockholder approval of the issuance of the underlying shares as part of the Company’s annual shareholder meeting.

Credova Merger Agreement

On March 13, 2024, the Company entered into an agreement and plan of merger (the “Credova Merger Agreement”) with Cello Merger Sub, Inc., a Delaware corporation and our wholly-owned subsidiary (“Merger Sub” and, together with PSQ, the “Buyer Parties”), Credova Holdings, Inc., a Delaware corporation (“Credova”), and Samuel L. Paul, in the capacity as the Seller Representative in accordance with the terms of the Credova Merger Agreement (“Credova Merger”).

Credova assists consumers, lenders, and retailers in offering point-of-sale financing products. Credova has developed and maintains an internet-based proprietary retail finance platform and related application programming interfaces (“APIs”) through which Credova, certain FDIC and NCUA insured financial institutions, and other financial institutions authorized by Credova (each a “Financing Partner”), and merchants can dynamically offer certain financing products (collectively, the “Services”).

Pursuant to the Credova Merger Agreement, on March 13, 2024, the transactions which are the subject of the Credova Merger Agreement were consummated (the “Closing”) and Merger Sub merged with and into Credova (the “Merger”), with Credova surviving as a wholly-owned subsidiary of PSQ. In connection with the Merger, each share of Credova was converted into the right to receive newly-issued shares of our Class A common stock (“Class A Common Stock”), delivered to the Credova stockholders at the Closing (“Credova Stockholders”).

As consideration for the Merger, Credova stockholders received 2,920,993 newly-issued shares of Class A Common Stock (the “Consideration Shares”). A number of Consideration Shares equal to ten percent (10%) of the Consideration Shares (the “Escrow Shares”) was placed in an escrow account for indemnity claims made under the Credova Merger Agreement. Assuming they are not subject to indemnity claims, the Escrow Shares remaining in escrow upon the 12-month anniversary of the Closing will be released and distributed pro rata to the former stockholders of Credova.

Prior to the execution of the Credova Merger Agreement, Credova, PSQ and certain holders of outstanding subordinated notes (“Subdebt Notes”) issued by Credova (the “Participating Noteholders”) entered into a Note Exchange Agreement (the “Note Exchange Agreement”) pursuant to which, immediately prior to the Closing, the Participating Noteholders delivered their subdebt notes of Credova for cancellation,, in exchange for newly-issued replacement notes issued by PSQ, convertible into shares of Class A Common Stock (the “Replacement Notes”). The Replacement Notes have 9.75% simple interest per annum and ten-year maturity dates.

Pursuant to the terms of the Replacement Notes, at any time after the Closing, Participating Noteholders may elect to convert their Replacement Notes into a number of shares of Class A Common Stock equal to the quotient obtained by dividing (x) the outstanding principal amount of the Replacement Note to be converted plus accrued and unpaid interest by (y) 4.63641, subject to adjustment for stock splits and other similar transactions (the “Conversion Price”). At any time, the Company may call the Replacement Notes for a cash amount equal to accrued interest plus (i) between the Closing and the first anniversary of the Closing, 120% of the then outstanding principal amount, (ii) between the first anniversary and the second anniversary of the Closing, 105% of the then outstanding principal amount and (iii) after the second anniversary of the Closing, the then outstanding principal amount of the Replacement Note. Further, the Replacement Notes permit the Company, in its discretion, to require conversion of the Replacement Notes into shares of Class A Common Stock if the daily volume-weighted average trading price of the Company Class A Common Stock exceeds 140% of the Conversion Price on each of at least ten consecutive trading days during the twenty trading day period prior to notice of such required conversion.

The Credova Merger meets the criteria to be accounted for as a business combination and will be accounted for using the acquisition method of accounting, with the Company being treated as the accounting acquirer. Under the acquisition method of accounting, the assets and liabilities of Credova and its subsidiaries will be recorded at their respective fair values as of the date of completion of the Credova Merger and added to the Company’s and the difference between the fair value of the consideration paid for the acquired entity and fair value of the net assets acquired will be recorded as goodwill. We have not yet completed the purchase accounting for the Credova Merger, including determining the preliminary fair value of the assets acquired and liabilities assumed. The preliminary purchase price allocation is expected to be completed in the first quarter of fiscal year 2024 and is subject to change for up to one year subsequent to the closing date of the Credova Merger. Determining the fair value of the assets and liabilities of Credova requires judgment and certain assumptions to be made.